Lease - Lease liabilities (Details)	12 Months Ended
Dec. 31, 2020 item
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease with extension or termination options	0
Minimum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	2 years
Minimum | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	12 months
Minimum | Medical equipment
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	1 year 3 months 18 days
Maximum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	20 years
Maximum | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	1 year 1 month 6 days
Maximum | Medical equipment
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	5 years